8. STOCK OPTIONS AND WARRANTS: Schedule of Finder's Warrants Activity (Details) - Finder's warrants - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Outstanding	400,924	400,924	161,220
Granted	0	0	400,924
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0	0	(11,220)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(400,924)	0	(150,000)
Outstanding	0	400,924	400,924
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.65	$ 0.65	$ 0.25
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	0	0	0.65
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	0	0	0.25
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	0.65	0	0.25
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	0	0.65	0.65
Expiry Date, October 9, 2022
Exercise price	$ 0.675	$ 0.675	$ 0.675
Outstanding	267,807	267,807	0
Granted	0	0	267,807
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(267,807)	0	0
Outstanding	0	267,807	267,807
Expiry Date, June 14, 2023
Exercise price	$ 0.6	$ 0.6	$ 0.6
Outstanding	133,117	133,117	0
Granted	0	0	133,117
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(133,117)	0	0
Outstanding	0	133,117	133,117